Shareholder Fees - VIPHighIncomePortfolio-InvestorPRO	Nov. 08, 2023 USD ($)
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)